DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 23.4%
	APPAREL & TEXTILE PRODUCTS - 1.5%
9,450	Allbirds, Inc.(a)	$ 11,340
326	Capri Holdings Ltd.(a)	15,322
		26,662
	ASSET MANAGEMENT - 0.7%
258	Charles Schwab Corporation (The)	13,514

	AUTOMOTIVE - 0.7%
822	Rivian Automotive, Inc.(a)	12,725

	BANKING - 1.6%
1,428	Brookline Bancorp, Inc.	14,994
1,258	Huntington Bancshares, Inc.	14,090
		29,084
	BIOTECH & PHARMA - 1.9%
973	Elanco Animal Health, Inc.(a)	9,146
37	Eli Lilly and Company	12,707
77	Novo Nordisk A/S - ADR	12,254
		34,107
	CHEMICALS - 1.0%
217	Sociedad Quimica y Minera de Chile S.A. - ADR	17,590

	E-COMMERCE DISCRETIONARY - 1.0%
167	Amazon.com, Inc.(a)	17,249

	ENTERTAINMENT CONTENT - 0.9%
1,050	Warner Bros Discovery, Inc.(a)	15,855

	HOME & OFFICE PRODUCTS - 0.4%
167	iRobot Corporation(a)	7,288

	HOME CONSTRUCTION - 0.6%
180	Toll Brothers, Inc.	10,805

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 23.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
44	Goldman Sachs Group, Inc. (The)	$ 14,393

	INTERNET MEDIA & SERVICES - 2.4%
121	Alphabet, Inc., Class A(a)	12,551
105	Expedia Group, Inc.(a)	10,188
2,512	Grindr, Inc.(a)	15,625
181	Uber Technologies, Inc.(a)	5,738
		44,102
	LEISURE FACILITIES & SERVICES - 1.6%
478	DraftKings, Inc., Class A(a)	9,254
109	Flutter Entertainment plc - ADR(a)	9,917
239	MGM Resorts International	10,616
		29,787
	MEDICAL EQUIPMENT & DEVICES - 0.6%
1,475	Zimvie, Inc.(a)	10,664

	MORTGAGE FINANCE - 1.1%
579	Blackstone Mortgage Trust, Inc., Class A	10,335
586	Starwood Property Trust, Inc.	10,366
		20,701
	RETAIL - DISCRETIONARY - 0.8%
119	Williams-Sonoma, Inc.	14,478

	SEMICONDUCTORS - 0.9%
495	Intel Corporation	16,172

	SOFTWARE - 1.9%
76	Microsoft Corporation	21,910
138	Oracle Corporation	12,823
		34,733
	SPECIALTY FINANCE - 2.4%
180	Capital One Financial Corporation	17,309
4,191	SoFi Technologies, Inc.(a)	25,439
		42,748

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 23.4% (Continued)
	TECHNOLOGY SERVICES - 0.6%
1,458	Thoughtworks Holding, Inc.(a)	$ 10,731

	TOTAL COMMON STOCKS (Cost $426,382)	423,388

	EXCHANGE-TRADED FUNDS — 35.4%
	EQUITY - 35.4%
452	iShares Core S&P Total US Stock Market ETF	40,929
569	iShares Global 100 ETF	39,864
490	iShares Global Materials ETF	41,000
1,901	iShares MSCI Europe Financials ETF	35,549
888	iShares MSCI Eurozone ETF	40,031
1,203	iShares MSCI Italy ETF	36,607
448	iShares MSCI Kokusai ETF	39,292
882	iShares MSCI Taiwan ETF	39,981
163	iShares Russell 1000 ETF	36,712
309	iShares U.S. Basic Materials ETF	40,952
585	iShares U.S. Home Construction ETF	41,120
1,167	SPDR S&P Bank ETF	43,261
1,022	SPDR S&P Insurance ETF	40,226
316	SPDR S&P Oil & Gas Exploration & Production ETF	40,318
633	SPDR S&P Retail ETF	40,145
278	Technology Select Sector SPDR Fund	41,981
		637,968

	TOTAL EXCHANGE-TRADED FUNDS (Cost $610,636)	637,968

	PREFERRED STOCKS — 0.7%

	BANKING — 0.3%
795	First Republic Bank(a)	4,993

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares					Fair Value
	LEISURE FACILITIES & SERVICES — 0.4%
5,720	AMC Entertainment Holdings, Inc.(a)				$ 8,408

	TOTAL PREFERRED STOCKS (Cost $18,363)				13,401

Principal Amount ($)			Coupon Rate (%)	Maturity
	CORPORATE BONDS — 0.5%
	PUBLISHING & BROADCASTING — 0.5%
12,000	iHeartCommunications, Inc.		8.3750	05/01/27	8,741

	TOTAL CORPORATE BONDS (Cost $8,878)				8,741

Shares
	SHORT-TERM INVESTMENTS — 44.0%
	MONEY MARKET FUNDS - 44.0%
661,235	Fidelity Government Portfolio, Class I, 4.71%(b)				661,235
131,430	First American Government Obligations Fund, Class X, 4.64%(b)				131,430
	TOTAL MONEY MARKET FUNDS (Cost $792,665)				792,665

	TOTAL SHORT-TERM INVESTMENTS (Cost $792,665)				792,665

	TOTAL INVESTMENTS - 104.0% (Cost $1,856,924)				$ 1,876,163
	CALL OPTIONS WRITTEN - (4.7)% (Premiums Received - $68,183)				(84,978)
	PUT OPTIONS WRITTEN - (0.2)% (Premiums Received - $2,511)				(2,736)
	SECURITIES SOLD SHORT - (44.7)% (Proceeds - $796,334)				(806,698)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 45.6%				821,561
	NET ASSETS - 100.0%				$ 1,803,312

Contracts(c)
	WRITTEN EQUITY OPTIONS(a) - (4.9)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (4.7)%
20	Affirm Holdings, Inc.	01/19/2024	$ 10	$ –	$ 8,920
3	Block, Inc.	01/19/2024	60	20,595	5,775
10	Bumble, Inc.	01/19/2024	23	19,550	3,200
7	C3.ai, Inc.	07/21/2023	23	23,499	8,820
3	Chewy, Inc.	01/19/2024	38	11,214	2,595
3	Coinbase Global, Inc.	06/16/2023	60	20,271	4,950
2	DoorDash, Inc.	05/19/2023	60	12,712	1,590
6	Gitlab, Inc.	01/19/2024	35	20,574	5,478

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Contracts(c) (continued)
	WRITTEN EQUITY OPTIONS(a) - (4.9)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (4.7)% (Continued)
26	Lucid Group, Inc.	01/19/2024	$ 8	$ 20,904	$ 5,564
1	Madrigal Pharmaceuticals, Inc.	07/21/2023	250	24,226	3,835
1	MongoDB, Inc.	06/16/2023	220	23,312	3,520
10	Redfin Corporation	01/19/2024	10	9,060	2,450
18	Robinhood Markets, Inc.	01/19/2024	10	17,478	3,582
4	Roku, Inc.	01/19/2024	65	26,328	6,500
4	Shopify, Inc.	06/16/2023	40	19,176	4,060
1	Snowflake, Inc.	06/16/2023	140	15,429	2,350
1	Snowflake, Inc.	01/19/2024	150	15,429	3,414
1	Tesla, Inc.	04/21/2023	180	20,746	3,100
5	Wayfair, Inc.	01/19/2024	35	17,170	5,275
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $68,183)				84,978

	PUT OPTIONS WRITTEN - (0.2)%
57	AMC Entertainment Holdings, Inc.	07/21/2023	2	28,557	2,736
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $2,511)

	TOTAL EQUITY OPTIONS WRITTEN (Premiums Received - $70,694)				$ 87,714

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS(a) — (1.6)%
	LEISURE FACILITIES & SERVICES - (1.6)%
(5,720)	AMC Entertainment Holdings, Inc., Class A	$ (28,657)

	EXCHANGE-TRADED FUNDS(a) — (43.1)%
	EQUITY - (42.1)%
(279)	First Trust Dow Jones Internet Index Fund	(41,250)
(148)	Health Care Select Sector SPDR Fund	(19,160)
(604)	iShares Asia 50 ETF	(37,382)
(1,346)	iShares China Large-Cap ETF	(39,747)
(1,027)	iShares Global Energy ETF	(38,780)
(1,388)	iShares International Developed Property ETF	(37,334)
(1,367)	iShares MSCI Brazil ETF	(37,428)
(1,143)	iShares MSCI BRIC ETF	(39,685)
(1,869)	iShares MSCI Hong Kong ETF	(38,408)
(639)	iShares MSCI South Korea ETF	(39,120)
(170)	iShares Russell 2000 Growth ETF	(38,559)
(322)	iShares US Aerospace & Defense ETF	(37,056)
(218)	iShares US Pharmaceuticals ETF	(38,210)
(367)	Renaissance IPO ETF	(10,742)
(104)	SPDR S&P 500 ETF Trust	(42,577)
(268)	SPDR S&P Bank ETF	(9,935)
(530)	SPDR S&P Biotech ETF	(40,391)
(178)	SPDR S&P Capital Markets ETF	(14,786)
(43)	SPDR S&P MidCap 400 ETF Trust	(19,712)
(227)	SPDR S&P Retail ETF	(14,396)
(1,174)	Utilities Select Sector SPDR Fund	(79,467)
(541)	Vanguard Real Estate ETF	(44,925)
		(759,050)
	FIXED INCOME - (1.0)%
(85)	iShares 3-7 Year Treasury Bond ETF	(10,001)
(119)	iShares iBoxx $ High Yield Corporate Bond ETF	(8,990)
		(18,991)

TOTAL SECURITIES SOLD SHORT - (Proceeds - $796,334)	$ (806,698)